Common Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 25, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Class Of Stock [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		1,400,000,000	517,865,383
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock shares authorized		100,000,000	0
Common Stock, Dividends, Per Share, Declared		$ 0	$ 0
Common Stock Shares Issued		604,174,329	122,058,940
Common stock, shares, outstanding		604,174,329	122,058,940
Restricted stock shares weighted average repurchase price per share		$ 0.10	$ 0.11
Joby Holdings Reorganization
Class Of Stock [Line Items]
Common Stock Cancelled and Retired	98,802,553
Aggregate Common Stock Shares Issued	98,357,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Number of Shares, Period Increase (Decrease)	445,353
Common Stock Shares Issued	445,353	101,581,936
Common stock, shares, outstanding	445,353
Shares to be repurchased price per share		$ 0.02
Restricted Stock [Member] | Restricted Stock Purchase Agreements [Member]
Class Of Stock [Line Items]
Stock Repurchase Period				10 years
Stock issued during the period shares restricted stock awards				829,727
Restricted stock shares subject to repurchase		464,129	484,871
Restricted stock shares weighted average repurchase price per share		$ 0.029
Share repurchase liability current		$ 0.1
Amended And Restated Certificate of Incorporation [Member]
Class Of Stock [Line Items]
Common stock, par value		$ 0.0001
Common stock, shares authorized		1,400,000,000
Preferred stock, par value		$ 0.0001
Preferred stock shares authorized		100,000,000